Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased	12 Months Ended
Dec. 31, 2016
Trading Securities Balance Sheet Reported Amounts [Abstract]
Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased

NOTE 7 – Financial Instruments Owned and Financial Instruments Sold, But Not Yet Purchased

The components of financial instruments owned and financial instruments sold, but not yet purchased, at December 31, 2016 and 2015, are as follows (in thousands):

	December 31,
	2016	2015
Financial instruments owned:
U.S. government securities	$9,951	$45,167
U.S. government agency securities	89,833	116,949
Mortgage-backed securities:
Agency	305,774	205,473
Non-agency	28,402	33,319
Corporate securities:
Fixed income securities	299,946	203,910
Equity securities	32,044	31,642
State and municipal securities	159,095	112,983
	$925,045	$749,443
Financial instruments sold, but not yet purchased:
U.S. government securities	$362,536	$186,030
U.S. government agency securities	20,549	—
Mortgage-backed securities:
Agency	94,552	50,830
Non-agency	1	—
Corporate securities:
Fixed income securities	202,968	255,700
Equity securities	18,395	29,184
State and municipal securities	31	—
	$699,032	$521,744

At December 31, 2016 and 2015, financial instruments owned in the amount of $992.9 million and $508.5 million, respectively, were pledged as collateral (on a settlement-date basis) for our repurchase agreements and short-term borrowings. Financial instruments owned on a settlement-date basis were $1.3 billion at December 31, 2016. Our financial instruments owned are presented on a trade-date basis in the consolidated statements of financial condition.

Financial instruments sold, but not yet purchased, represent obligations of our company to deliver the specified security at the contracted price, thereby creating a liability to purchase the security in the market at prevailing prices in future periods. We are obligated to acquire the securities sold short at prevailing market prices in future periods, which may exceed the amount reflected in the consolidated statements of financial condition.